Fair Value of Financial Instruments - Additional Information (Detail) - USD ($)				6 Months Ended	12 Months Ended
	Mar. 07, 2017	Jan. 13, 2016	Sep. 08, 2015	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liability	$ 1,100,000
Money market funds					$ 2,600,000		$ 5,300,000
Redwood City, California [Member] | Level 3 [Member] | Sublease of Excess Space [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate		20.00%
Essentialis, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liability	$ 1,100,000
NeoForce, Inc [Member] | NeoForce Group, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of royalty			$ 153,000	$ 153,000	$ 136,000
Fair value inputs, discount rate				20.00%	20.00%	20.00%
Development Milestone [Member] | Essentialis, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability of development success rate (percent)	15.30%
Revenue milestone in 2023							100,000,000
Revenue milestone in 2025							$ 200,000,000